Notes Payable	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]

6. Notes Payable

Notes payable consist of the following at September 30, 2012 and December 31, 2011(in thousands):

	September 30, 2012	December 31, 2011
Notes payable – current
12% unsecured originally due July 2011	$934	$935
6% unsecured due May 16, 2013 (net of discount of $0 in 2012 and $236 in 2011)	1,450	1,764
12% unsecured originally due March 2011	100	450
	$2,484	$3,149
Notes payable related parties – current
12% unsecured due June 2012 and within six months (net of discount of $0 in 2012 and $21 in 2011)	$2,177	$2,056
Convertible notes payable, net – current
6% unsecured due between March 2011 and February 2012 (net of discount of $0 in 2012 $34 in 2011)	$2,020	$2,676
0% unsecured due between December 2012 and February 2013 (net of discount of $1,463 in 2012)	1,323	—
10% unsecured due between April 2011 and February 2012 (net of discount of $0 in 2012 $38 in 2011)	50	150
10% unsecured convertible note due November 2012 (net of discount of $333 in 2012 and $1,833 in 2011)	2,667	1,167
6% unsecured due June 2012 (net of discount of $0 in 2012 and $182 in 2011)	—	839
8% unsecured convertible note due April 2013 (net of discount of $753 in 2012)	2,672	—
	$8,732	$4,832
Convertible Notes payable related party, net – current
10% unsecured due within 6 months (net of discount of $46 in 2012)	$4,429	$—
12% unsecured due June 2012	—	2,430
6% due July 2011 and November 2011 and on demand (net of discount of $0 in 2012 and $92 in 2011)	1,953	1,158
	$6,382	$3,588
Long term notes payable
6% unsecured note due October 2012	$100	$200
Long term convertible notes, net
4% unsecured due November 15, 2013 (net of discount of $0 in 2012 and $42 in 2011)	$—	$402
4% unsecured due June 30, 2013 (net of discount of $9 in 2011)	—	67
6% due April 2014 and May 2014 (net of discount of $142 in 2012)	1,382	—
4% unsecured due Sept, 2014 (net of discount of $458 in 2012)	375	—
11% unsecured convertible note due December 2013 (net of discount of $32 in 2012 and $321 in 2011)	135	964
10% unsecured convertible note due May 2015 (net of discount of $611 in 2012)	388	—
	$2,279	$1,433
Total notes payable, net	$22,155	$15,258

The holders of notes payable with an aggregate principal balance of $7.9 million converted the notes into approximately 2.0 million shares of common stock during the nine months ended September 30, 2012.

The holders of notes payable with an aggregate principal balance of $1.1 million converted the notes into 0.3 million shares of common stock during the October 2012.

The Company received aggregate proceeds of $13.2 million in connection with issuing various notes during the nine months ended September 30, 2012. Warrants for the purchase of approximately 1.5 million shares of common stock were also issued in connection with the notes. The notes are payable on various dates through May 2015 and have interest rates between 0% and 11%.

The conversion prices of the notes, with fixed terms, range between $5.28 and $6.40. The Company is currently negotiating the repayment terms for notes payable which are past due.

(9) Notes Payable

The Company regularly issues notes and the proceeds from the notes are used to finance operations. The notes may contain conversion features and may be issued along with warrants to purchase common stock. For convertible notes, the Company allocates the proceeds received between convertible notes payable and warrants on a relative fair value basis, if applicable. The resulting discount for warrants is amortized using the effective interest method over the life of the debt instrument. After allocating a portion of the proceeds to the warrants, the effective conversion price of the convertible note payable can be determined. If the effective conversion price is lower than the market price of the Company's common stock on the date of issuance, a beneficial conversion feature is recorded as an additional discount to the convertible notes payable. The beneficial conversion feature discount is also amortized using the effective interest method over the life of the debt instrument. The amortization is recorded as interest expense on the consolidated statement of operations. The Company is currently negotiating the repayment terms of notes payable outstanding as of December 31, 2011, which have due dates prior to December 31, 2011.

Significant transactions consisted of the following during 2010 and 2011:

2011 Notes Payable Transactions

On November 10, 2011, the Company received proceeds of $2,000,000 from issuing a 6% unsecured note payable due in May 2012. Five year warrants to purchase 65,790 shares of common stock at an exercise price of $9.12 were issued in connection with the note.

During 2011, the Company received proceeds of $130,000 from issuing a note which became due on August 2, 2011. The Company is currently seeking to negotiate extended payment terms with the note holder.

2010 Notes Payable Transactions

A 12% unsecured note payable to SDS Capital with principal of $1,000,000, originating during 2008, and originally due in April 2009, was converted into 331,250 shares of common stock during 2010. The due date of the original note was extended several times prior to being converted. The value of the common stock issued to SDS Capital in excess of the carrying amount of the note principal and accrued interest payable that was converted amounted to $4,673,000 and was charged to conversion inducement expense in the consolidated statements of operations during 2010.

On December 31, 2010, SDS Capital sold a second 12% unsecured note with principal of $1,000,000 to other new investors. In connection with SDS Capital's sale of the note, the Company issued convertible notes payable to the new investors in exchange for the original note.

On December 31, 2010, the Company received $790,000 from SDS Capital upon issuing two 12% unsecured notes which became due in July 2011. The Company is currently seeking to negotiate extended payment terms with SDS. Five year warrants to purchase 7,385 shares of common stock at an exercise price of $12.00 were issued in connection with the note.

2011 Notes Payable to Related Parties Transactions

On November 28, 2011, a 12% unsecured note payable to Al Rajhi with principal of $4,000,000, originating during 2008, and originally due in November 2008, was restated. Under the restated terms, Al Rajhi agreed to convert a portion of principal and accrued interest amounting to $2,523,201 into a convertible note with conversion price of $9.12. The due date of the convertible note payable is currently being negotiated. In addition, the remaining unpaid principal and accrued interest amounting to $2,076,846 is repayable in installments of $450,000, with the final installment due in 2012. The Company paid the first installment of $450,000 at the time the note was restated. In connection with the restated note payable agreement the Company issued 27,667 three year warrants to purchase common stock at an exercise price of $9.12 per share.

2011 Convertible Notes Payable to Related Party Transactions

The Company received proceeds of $500,000 in connection with issuing an unsecured convertible note to Toucan Partners on March 31, 2011. The note was due on December 14, 2013 and carried an original issue discount of 10% and a one time interest charge of 10%. The conversion price of the note was 80% of the average five day closing price of the Company's common stock for twenty five days prior to conversion. The balance of the note payable amounting to $550,000 was converted into 126,042 shares of common stock on October 28, 2011.

The Company received proceeds of $100,000 in connection with issuing an unsecured convertible note to Toucan Partners on December 29, 2011. The note is due on demand and carries an original issue discount of 10% and a one time interest charge of 10%. The conversion price of the note is 95% of the average five day closing price of the Company's common stock for twenty days prior to conversion. Three year warrants to purchase 15,625 shares of common stock at an exercise price of $6.40 were issued in connection with the note.

Principal amounting to $150,000 representing a portion of a 6% unsecured convertible note payable to Toucan Partners, originating during 2009, and originally due in July 2011, was converted into 46,875 shares of common stock on October 1, 2011.

As noted above, a portion of the note payable to Al Rajhi was restated into a convertible note payable with principal of $2,523,201 on November 28, 2011.

2010 Convertible Notes Payable to Related Party Transactions

The Company received proceeds of $1,750,000 in connection with issuing a 6% unsecured convertible note to Regen Med on July 14, 2010. The note was due on September 14, 2010, and was convertible at $12.00. Five year warrants to purchase 145,833 shares of common stock at an exercise price of $12.00 were issued to Regen Med in connection with the note. On the maturity date, September 14, 2010, the term of the note was extended to October 1, 2010. On September 28, 2010, two entities repaid $350,000 of the principal directly to Regen Med, and the two entities assumed the rights under the note payable agreement. On October 1, 2010, Toucan Partners repaid $900,000 of the principal directly to Regen Med, and assumed the rights under the note payable. Also on October 1, 2010, an individual repaid $500,000 of the principal directly to Regen Med, and assumed the rights under the note payable. In connection with the repayment to Regen Med by the individual and entities described above, the Company issued replacement 6% unsecured convertible notes with aggregate principal of $1,750,000 with a term of 60 days on September 28 and October 1, 2010. The notes were convertible at $12.00. Five year warrants to purchase 133,063 shares of common stock were issued in connection with the notes. The exercise price of the warrants included down-round protection. The Company repaid $551,000 of the notes issued on September 28 and October 1, 2010 to unrelated parties and repaid $900,000 of the note issued on October 1, 2010 to Toucan Partners during 2010 (during 2011, the Company repaid the remaining principal of $299,000 under the replacement notes).

2011 Convertible Notes Payable Transactions

During 2011, the Company repaid $299,000 remaining on the Regen Med replacement 6% unsecured convertible notes issued on September 28 and October 1, 2010.

During 2011, the Company repaid $100,000 the principal outstanding under the 10% unsecured convertible note issued on December 27, 2010.

During 2011, the Company received proceeds of $1,550,000 in connection with a $3,050,000 financing agreement originating on December 14, 2010 (the total amount of the financing agreement was subsequently reduced to $2,550,000). The advances under the agreement include a one-time 11% interest charge and are repayable on December 16, 2013. The conversion price of the advances is 80% of the average five day closing price of the Company's common stock for twenty five days prior to conversion (the market price discount was subsequently reduced to 70%). During 2011, $813,216 of the advances under the agreement was converted into 175,000 shares of common stock.

On January 19, 2011, the Company entered into an agreement to borrow up to $2,220,000 under two convertible notes. The first note for $1,120,000 carries an original issue discount of 10% and annual interest of 9% and is due on June 30, 2012. The second note for $1,100,000 carries an original issue discount of 10% and annual interest of 6% and is due on December 31, 2013. Both notes were initially convertible into shares of the Company's common stock, at 80% of the average price of the Company's common stock for the five lowest trading days during the 10 days immediately preceding conversion. The conversion prices of the notes have down-round protection upon the occurrence of specified events. The proceeds of Note 1 of $1 million were received at closing on January 21, 2011, and $1,159,000 of the principal and interest was subsequently converted into 248,200 shares of common stock. The proceeds of Note 2 initially were to be received in four monthly tranches starting on July 19, 2011. On May 4, 2011, the Company received funding of $600,000 under Note 2 and agreed to modify the terms of the agreement to accelerate advances under Note 2, and lower the market price discount from 80% to 70% for both Note 1 and Note 2. On December 16, 2011, the Company received the remaining $400,000 advance under Note 2.

The Company received proceeds of $3,000,000 in connection with a convertible note financing agreement with Whitebox Advisors originating on May 31, 2011. The note is due on November 30, 2012 and bears interest at 10%. The note is convertible at maturity, at the election of Whitebox, at price of $9.12 into shares of unregistered, restricted common stock at that time. So long as more than 50% of the original principal amount is outstanding, the conversion price is subject to anti-dilution adjustment based on subsequent offerings (but not less than $5.60). The Company may prepay the note in whole or in part at any time or times after August 31, 2011, provided that the full amount of interest that would have been due up to the due date is paid. Whitebox may elect to receive such prepayment in cash and/or in shares of common stock. The Company issued five year warrants to purchase 329,004 shares of common stock with an exercise price of $9.12 per share in connection with the note.

The Company received proceeds of $400,000 in connection with issuing a 4% unsecured convertible note on November 16, 2011. The note is due on November 16, 2013 and carried an original issue discount of 10%. The conversion price of the note is 90% of the closing price of the Company's common stock at the time of conversion.

The Company received proceeds of $290,000 in connection with issuing unsecured convertible notes during 2011 due in 2011 and 2012. The conversion prices for some of the notes are $8.00 and $12.00. Other notes have a conversion price based on the closing price of the Company's common stock, as defined.

As described below, on May 26, 2011, the Company negotiated the conversion of $295,000 note principal and accrued interest into 34,968 shares of common stock related to 10% unsecured convertible notes payable originating on November 29, 2010, resulting in a charge to operations amounting to $125,000 during 2011.

2010 Convertible Notes Payable Transactions

The Company received proceeds of $9l7,000 in connection with issuing 6% unsecured convertible notes to various investors during January, February, and March 2010. The notes are due on dates between January 2012 and March 2012 and the conversion price is $8.00. During 2010, a note with principal of $42,000 was converted into 3,686 shares of common stock. The Company is currently seeking to negotiate extended payment terms with the remaining investors.

The Company received proceeds of $100,000 in connection with issuing a 10% unsecured convertible note on December 27, 2010.

The Company received proceeds of $295,000 in connection with issuing 10% unsecured convertible notes to various investors on November 29, 2010. The notes were due on May 29, 2011 and the conversion price is to be determined based on the closing price of future equity offerings, as defined. Three year warrants to purchase 2,305 shares of common stock at an exercise price of $12.80 were issued in connection with the notes. On May 26, 2011, the Company negotiated the conversion of all note principal and accrued interest into 34,968 shares of common stock, resulting in a charge to operations amounting to $125,000 during 2011.

The Company received proceeds of $350,000 in connection with a $3,050,000 financing agreement originating December 14, 2010 (the total amount of the financing agreement was subsequently reduced to $2,550,000). The advances under the agreement include a one-time 11% interest charge and are repayable on December 16, 2013. The conversion price of the advances is 80% of the average five day closing price of the Company's common stock for twenty five days prior to conversion (the market price discount was subsequently reduced to70%).

As described above, the Company issued 6% unsecured convertible notes with aggregate principal of $1,750,000 with a term of 60 days on September 28 and October 1, 2010. The Company repaid $551,000 of the notes issued on September 28 and October 1, 2010 to unrelated parties and repaid $900,000 of the note issued on October 1, 2010 to Toucan Partners during 2010.

As described above, on December 31, 2010, SDS Capital sold a 12% unsecured note with principal of $1,000,000 to other new investors. In connection with SDS Capital's sale of the note, the Company issued three convertible notes payable to the new investors in exchange for the original note. The conversion price of the notes varies based on the closing price of the Company's common stock prior to conversion and matured during 2011. During 2010, principal of $162,000 outstanding under one of the notes was converted into 22,063 shares of common stock. The Company is currently seeking to negotiate extended payment terms with the investors.

Notes payable consists of the following at December 31,

	2010	2011
Notes payable – current
12% unsecured due July 2011 (net of discount of $38 in 2010 and $0 in 2011)	$714	$935
6% unsecured due May 16, 2012 (net of discount of $0 in 2010 and $236 in 2011)	—	1,764
12% unsecured originally due March 2011	650	450
	$1,364	$3,149
Notes payable related parties – current
12% unsecured due June 2012 (net of discount of $0 in 2010 and $21 in 2011)	$4,000	$2,056
Convertible notes payable, net – current
0% unsecured due June 2011 (net of discount $357 in 2010 and $0 in 2011)	$360	$—
6% unsecured due November 2010	300	—
6% unsecured originally due March 2011	110	110
6% unsecured due between March 2011 and February 2012 (net of discount of $424 in 2010 and $34 in 2011)	1,526	2,566
10% unsecured due between April 2011 and February 2012 (net of discount of $0 in 2010 and $55 in 2011)	—	100
10% unsecured due between March and May 2011 (net of discount of $57 in 2010 and $25 in 2011)	338	—
11% unsecured due December 2011 (net of discount of $143 in 2010 and $38 in 2011)	102	50
10% unsecured convertible note due November 2012 (net of discount of $0 in 2010 and $1,833 in 2011)	—	1,167
6% unsecured due June 2012 (net of discount of $0 in 2010 and $261 in 2011)	—	839
	$2,736	$4,832
Convertible Notes payable related party, net – current
12% unsecured due June 2012 (net of discount of $0 in 2010 and $93 in 2011)	$—	$2,430
6% due July 2011 and November 2011 and on demand (net of discount of $351 in 2010 and $92 in 2011)	—	1,158
	$—	$3,588
Long term notes payable
20% unsecured convertible note due December 2013	$350	$—
6% unsecured note due October 2012	—	200
	$350	$200
Long term convertible notes, net
6% unsecured due March 2012 (net of discount of $321 in 2010 and $0 in 2011)	$555	$—
4% unsecured due November 15, 2013 (net of discount of $0 in 2010 and $42 in 2011)	—	402
4% unsecured due June 30, 2013 (net of discount of $0 in 2010 and $9 in 2011)	—	67
11% unsecured convertible note due December 2013 (net of discount of $0 in 2010 and $321 in 2011)	—	964
	$555	$1,433
Long term convertible notes related party, net
20% unsecured convertible note due December 2013 (net of discount of $0 in 2011)	$949	$—
Total notes payable, net	$9,954	$15,258